Additional cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ 40,467	$ 37,012
Cash flows used in financing activities
Increase in notes payable	452	1,945
Issue of long-term debt	7,809	3,834
Repayment of supplier finance arrangements	(79)	(78)
Repayment of long-term debt	(10,013)	(3,225)
Cash dividends paid on common and preferred shares	(2,177)	(3,800)
Cash dividends paid by subsidiaries to non-controlling interests	(51)	(68)
Other financing activities	(189)	(31)
Total cash flows used in financing activities excluding equity	(4,248)	(1,423)
Non-cash changes arising from
Increase in lease liabilities	850	774
Dividends declared on common and preferred shares	2,305	3,827
Dividends declared by subsidiaries to non-controlling interests	51	68
Effect of changes in foreign exchange rates	0	0
Business acquisitions	2,757	120
Common shares issued under dividend reinvestment plan	(633)
Net early redemption (gains) losses on U.S. and CAD debentures	(361)
Additions to supplier finance arrangements	47	58
Reclassification to liabilities held for sale	(7)	(10)
Other	70	41
Total non-cash changes	5,079	4,878
Ending balance	41,298	40,467
Debt due within one year and long-term debt
Changes in liabilities arising from financing activities [abstract]
Beginning balance	40,504	36,177
Cash flows used in financing activities
Increase in notes payable	475	1,817
Issue of long-term debt	7,809	3,834
Repayment of supplier finance arrangements	(79)	(78)
Repayment of long-term debt	(10,013)	(3,289)
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	(74)	(27)
Total cash flows used in financing activities excluding equity	(1,882)	2,257
Non-cash changes arising from
Increase in lease liabilities	850	774
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	(664)	987
Business acquisitions	2,757	120
Common shares issued under dividend reinvestment plan	0
Net early redemption (gains) losses on U.S. and CAD debentures	(599)
Additions to supplier finance arrangements	47	58
Reclassification to liabilities held for sale	(7)	(10)
Other	53	141
Total non-cash changes	2,437	2,070
Ending balance	41,059	40,504
Derivative to hedge foreign currency on debt
Changes in liabilities arising from financing activities [abstract]
Beginning balance	(975)	(153)
Cash flows used in financing activities
Increase in notes payable	(23)	128
Issue of long-term debt	0	0
Repayment of supplier finance arrangements	0	0
Repayment of long-term debt		64
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	0	0
Total cash flows used in financing activities excluding equity	(23)	192
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	664	(987)
Business acquisitions	0	0
Common shares issued under dividend reinvestment plan	0
Net early redemption (gains) losses on U.S. and CAD debentures	122
Additions to supplier finance arrangements	0	0
Reclassification to liabilities held for sale	0	0
Other	20	(27)
Total non-cash changes	806	(1,014)
Ending balance	(192)	(975)
Dividends payable
Changes in liabilities arising from financing activities [abstract]
Beginning balance	933	910
Cash flows used in financing activities
Increase in notes payable	0	0
Issue of long-term debt	0	0
Repayment of supplier finance arrangements	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	(2,177)	(3,800)
Cash dividends paid by subsidiaries to non-controlling interests	(51)	(68)
Other financing activities	0	0
Total cash flows used in financing activities excluding equity	(2,228)	(3,868)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	2,305	3,827
Dividends declared by subsidiaries to non-controlling interests	51	68
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0	0
Common shares issued under dividend reinvestment plan	(633)
Net early redemption (gains) losses on U.S. and CAD debentures	0
Additions to supplier finance arrangements	0	0
Reclassification to liabilities held for sale	0	0
Other	(3)	(4)
Total non-cash changes	1,720	3,891
Ending balance	425	933
Other liabilities
Changes in liabilities arising from financing activities [abstract]
Beginning balance	5	78
Cash flows used in financing activities
Increase in notes payable	0	0
Issue of long-term debt	0	0
Repayment of supplier finance arrangements	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	(115)	(4)
Total cash flows used in financing activities excluding equity	(115)	(4)
Non-cash changes arising from
Increase in lease liabilities	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0	0
Common shares issued under dividend reinvestment plan	0
Net early redemption (gains) losses on U.S. and CAD debentures	116
Additions to supplier finance arrangements	0	0
Reclassification to liabilities held for sale	0	0
Other	0	(69)
Total non-cash changes	116	(69)
Ending balance	$ 6	$ 5